S-4 Income Taxes (Tables)	6 Months Ended
Jun. 30, 2023
Income Tax Contingency [Line Items]
Schedule of Deferred Tax Assets and Liabilities	The tax effect of the significant components of the Company’s deferred tax assets and liabilities consist of the following as of:

	December 31,
	2022	2021
Net operating loss carryforwards	$10,291,943	$6,079,301
Stock compensation	493,494	437,598
Warranty reserve	235,025	279,992
Lease liability	679,384	—
Research and development costs	837,640	—
Research and development credit carryforwards	368,939	—
Inventory reserve	275,858	—
Accrued expenses	255,189	—
Other, net	47,874	122,048
Total deferred tax assets	13,485,346	6,918,939
Right-of-use asset	(915,413)	—
Total deferred tax liabilities	(915,413)	—
Less: Valuation allowance	(12,569,933)	(6,918,939)
Net deferred tax asset	$—	$—

Schedule of Effective Income Tax Rate Reconciliation	The difference between actual tax expense and the tax expense which would be expected by applying the federal statutory rate of 21 percent to the loss before income taxes is primarily due to the following for the years ended December 31:

	2022	2021
Income tax at federal statutory rate	$(10,993,344)	$(7,508,180)
State income tax, net of federal income tax impact	1,027	(686,317)
Valuation allowance change	5,650,994	2,979,251
Warrant liabilities	2,336,820	3,391,926
Fair value adjustments—SAFE notes	4,326,420	1,216,155
Other	(1,321,917)	607,165
Income tax expense	$—	$—

TLG Acquisition One Corp
Income Tax Contingency [Line Items]
Summary of income tax provision (benefit)
The income tax provision (benefit) consists of the following:

	December 31, 2022	December 31, 2021
Current
Federal	$1,055,679	$—
State	—	—
Deferred
Federal	(348,546)	(1,572,412)
State	—	—
Valuation allowance	348,546	1,572,412
Income tax provision	$1,055,679	$—

Schedule of Deferred Tax Assets and Liabilities
The Company’s net deferred tax assets are as follows:

	December 31, 2022	December 31, 2021
Deferred tax assets:
Start-up/Organization costs	$708,381	$926,801
Net operating loss carryforwards	—	645,611
Total deferred tax assets	708,381	1,572,412
Valuation allowance	(708,381)	(1,572,412)
Deferred tax asset, net of allowance	$—	$—

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the statutory federal income tax rate (benefit) to the Company’s effective tax rate (benefit) is as follows:

	December 31, 2022	December 31, 2021
Statutory federal income tax rate	21.0%	21.0%
Change in fair value of derivative warrant liabilities	(19.0)%	(28.0)%
Transaction costs allocated to derivative warrant liabilities	0.0%	1.7%
Merger costs	5.0%	(3.4)%
Change in valuation allowance	3.2%	8.8%
Income Taxes Benefit	10.2%	0.0%